Company Information and Operations	12 Months Ended
Dec. 31, 2021
Disclosure Of Company Information And Operations [Abstract]
Company Information and Operations

1. Company information and operations

General information

SOPHiA GENETICS SA and its consolidated subsidiaries (NASDAQ: SOPH) (“the Company”) is a limited liability healthcare technology company, incorporated on March 18, 2011, and headquartered in Saint-Sulpice, Switzerland. The Company is dedicated to establishing the practice of data-driven medicine as the standard of care in health care and for life sciences research. The Company has built a cloud-based software-as-a-service (“SaaS”) platform capable of analyzing data and generating insights from complex multimodal datasets and different diagnostic modalities. This platform, commercialized as “SOPHiA DDM,” standardizes, computes and analyzes digital health data and is used in decentralized locations to break down data silos.

As of December 31, 2021, the Company had the following wholly-owned subsidiaries:

Name	Country of domicile
SOPHiA GENETICS S.A.S.	France
SOPHiA GENETICS LTD	UK
SOPHiA GENETICS, Inc.	USA
SOPHiA GENETICS Intermediação de Negócios EIRELI	Brazil
SOPHiA GENETICS PTY LTD	Australia
SOPHiA GENETICS S.R.L.	Italy

Interactive Biosoftware S.A.S., a wholly owned subsidiary located in France and acquired in 2018, was merged into SOPHiA GENETICS S.A.S. in 2020.

On April 9, 2021, SOPHiA GENETICS PTY LTD, a wholly owned subsidiary located in Australia, was incorporated.

On May 27, 2021, SOPHiA GENETICS S.R.L., a wholly owned subsidiary located in Italy, was incorporated.

The Company’s Board of Directors approved the issue of the consolidated financial statements on March 15, 2022.

Share split

On June 30, 2021, the Company effected a one-to-twenty share split of its outstanding shares. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share split.

Initial public offering

In July 2021, the Company completed its initial public offering (“IPO”) in the United States on the Nasdaq Global Market (“Nasdaq”) under the trading ticker symbol “SOPH”. Trading on the Nasdaq commenced at market open on July 23, 2021. The Company completed the IPO of 13,000,000 ordinary shares, at an IPO price of $18.00 per share, par value $0.05 (CHF 0.05). The aggregate net proceeds received from the IPO, net of underwriting discounts and commissions and offering expenses, was $211.7 million. Immediately prior to the completion of the IPO, all then outstanding shares of preferred shares were converted into 24,561,200 shares of ordinary shares on a one-to-one basis.

Concurrent with the IPO, the Company closed a private placement, in which it sold 1,111,111 ordinary shares to an affiliate of GE Healthcare at a price of $18.00 per share, par value $0.05 (CHF 0.05). The aggregate net proceeds received from the private placement, net of offering expenses, was $19.6 million.

On August 25, 2021, the underwriters of the IPO elected to exercise in part their option to purchase an additional 519,493 ordinary shares (“greenshoe”) at the IPO price of $18.00 per share, par value $0.05 (CHF 0.05). The aggregate net proceeds received from the greenshoe, net of underwriting discounts and commissions and offering expenses, was $8.5 million.